Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 3,044	$ 1,001
Restricted cash	37	5,011
Accounts receivable, net	944	1,699
Inventories, net	2,675	4,543
Prepaid expenses and other current assets, net	17,165	15,966
Amounts due from related parties		933
Current assets held for sale		5,997
Total current assets	23,865	35,150
Non-current assets:
Property and equipment, net	152	241
Intangible assets, net	3,538	9,430
Right of use asset	707	703
Deferred tax assets	1,090	969
Non-current assets held for sale		10,305
Total non-current assets	5,487	21,648
Total assets	29,352	56,798
Current liabilities:
Accounts payable	12,992	16,286
Accrued expenses and other payables	42,462	32,529
Contract liabilities	7,398	6,538
Lease liabilities - current	307	814
Amount due to related parties-current	3,133	3,484
Deferred revenues - current	56	84
Income tax payable	1,853	879
Short-term bank and other borrowings	2,395	5,000
Long-term bank borrowings - current portion	12,975	12,975
Contingent liability in relation to disposal of a subsidiary	3,240
Current liabilities held for sale		20,984
Total current liabilities	86,811	99,573
Non-current liabilities:
Unrecognized tax benefits	2,124	1,987
Long-term bank borrowings	1,250
Deferred tax liabilities	950	1,832
Lease liabilities – non-current	374
Long-term payables		361
Other non-current liabilities	84
Deferred government grants
Non-current liabilities held for sale (including non-current liability of the Consolidated VIEs without recourse to the primary beneficiary of $1,750 and $nil as of December 31, 2019 and 2020, respectively)		1,750
Total non-current liabilities	4,782	5,930
Total liabilities	91,593	105,503
Commitments and contingencies
Shareholders’ equity (deficit):
Ordinary shares (no par value; unlimited shares authorized; 38,881,294 shares and 59,943,310 shares issued and outstanding as of December 31, 2019 and 2020, respectively)
Additional paid-in capital	171,560	150,455
Subscriptions receivable	(19,367)	(15,287)
Statutory reserve	2,097	2,097
Accumulated deficit	(215,175)	(179,672)
Accumulated other comprehensive loss	(1,243)	(1,904)
Total Borqs Technologies, Inc. shareholders’ equity (deficit)	(62,128)	(44,311)
Noncontrolling interest	(113)	(4,394)
Total shareholders’ equity (deficit)	(62,241)	(48,705)
Total liabilities, noncontrolling interest and shareholders’ equity (deficit)	$ 29,352	$ 56,798